Income from operations - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Line Items]
Income from subleasing right-of-use assets	€ 215	€ 222	€ 234
Transaction price allocated to remaining performance obligations	€ 14,924	15,632
Percentage of remaining performance obligations within 1 year	45.00%
Royalties	€ 434	466	434
Income from government grants	86	91	95
Other items:	270	830	1,358
Impairment of goodwill	0	0	8
Respironics litigation provision
Income from operations [Line Items]
Other items:	0	984	575
Income from reimbursements under insurance policies		538
Sales over time
Income from operations [Line Items]
Royalties	€ 301	€ 277	€ 283